Note 19 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity - 2004 Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 19 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity [Line Items]
Outstanding at beginning of year	21,326,160	24,505,348	11,144,998
Outstanding at beginning of year	$ 0.57	$ 0.54	$ 0.93
Granted			14,000,000
Granted			$ 0.25
Exercised	(2,205,600)	(1,164,300)	(190,250)
Exercised	$ 0.22	$ 0.54	$ 0.16
Forfeited	(1,787,800)	(2,014,888)	(449,400)
Forfeited	$ 1.18	$ 0.27	$ 1.25
Outstanding at end of year	17,332,760	21,326,160	24,505,348
Outstanding at end of year	$ 0.55	$ 0.57	$ 0.54
Shares exercisable at end of year	14,513,528	14,070,240	10,500,548
Shares exercisable at end of year	$ 0.61	$ 0.73	$ 0.93